Long-term Incentive Plans	12 Months Ended
Jan. 31, 2026
Long-term Incentive Plans
Long-term Incentive Plans

11. Long-term Incentive Plans

Effective October 1, 2019, the Company adopted a long-term incentive plan. Under this plan, the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis. RSUs, PSUs and deferred share units are settled in common shares. The exercise price of the share purchase options will be determined by the Company and will be no less than market price on grant date.

Effective June 29, 2018, the Company’s subsidiary, MedMelior, adopted a stock option plan. Under this plan, MedMelior may grant options to its directors, officers, employees and consultants up to an amount as determined by MedMelior. The exercise price of the stock options will be determined by MedMelior.

(a) Performance Stock Units

The following table summarizes the continuity of the Company’s PSUs:

Number of PSUs

Outstanding, January 31, 2024 and 2023	25,000
Granted (Note 14)	6,000,000

Outstanding, January 31, 2025	6,025,000
Forfeited (Note 14)	800,000

Outstanding, January 31, 2026	5,225,000

At January 31, 2026, the following PSUs were outstanding:

Number of PSUs	Vesting Provisions

25,000	Vested on March 31, 2021
5,200,000	Volume weighted average common share price for five consecutive dates: $0.30 – 33.33%; $0.50 – 33.33%; $1.00 – 33.34%
5,225,000

For the year ended January 31, 2026, share-based payments related to PSUs totaled $123,292 (2025 - $47,810: 2024 - $nil) and have been recorded in the Company’s consolidated statements of loss and comprehensive loss.

PSUs are settled by delivery of a notice of settlement by the PSU holder. At January 31, 2026, 25,000 PSUs were vested but not yet settled (January 31, 2025 – 25,000).

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

	January 31, 2026	January 31, 2025
Date of grant or valuation	January 31, 2026	December 16, 2024
Risk free interest rate	2.56%	2.96%
Volatilities	119%	114%
Fair value of common shares on grant date	$0.05	$0.11
Expected dividends	Nil%	Nil%
Expected life	1.87 years	Three (3) years
Fair value of PSUs on grant date	$0.05	$0.08

(c) Share Purchase Options

The following table summarizes the continuity of the Company’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding, January 31, 2023	6,270,000	0.38	1.93
Granted (Note 14)	6,045,000	0.07	3.00
Forfeited/expired (Note 14)	(2,100,000)	(0.60)	–
Outstanding, January 31, 2024	10,215,000	0.15	1.94
Granted (Note 14)	2,150,000	0.14	3.00
Expired	(20,000)	(0.16)	–
Outstanding, January 31, 2025	12,345,000	0.15	1.24
Granted (Note 14)	900,000	0.09	4.33
Forfeited/expired (Note 14)	(4,150,000)	(0.27)	–
Outstanding, January 31, 2026	9,095,000	0.09	0.94

Additional information regarding share purchase options as of January 31, 2026 is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

5,595,000	5,595,000	0.075	May 1, 2026	25% every six months
200,000	200,000	0.07	June 19, 2026	25% every six months
250,000	250,000	0.07	July 31, 2026	40% on grant date; 20% every two months thereafter
200,000	100,000	0.08	April 7, 2027	25% every six months
2,150,000	2,150,000	0.14	October 7, 2027	100% on grant date
700,000	350,000	0.09	July 1, 2030	25% every six months
9,095,000	8,645,000

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

	January 31, 2026	January 31, 2025	January 31, 2024
Dates of grant or valuation	April 8, 2025 to January 31, 2026	October 8, 2024	May 2, 2023 to January 31, 2024
Risk free interest rates	2.45% to 2.91%	3.03%	3.48% to 4.63%
Volatilities	110% to 129%	112%	109% to 144%
Fair values of common shares on grant or valuation dates	$0.05 to $0.09	$0.145	$0.065 to $0.08
Expected dividends	Nil%	Nil%	Nil%
Expected lives	Two (2) and five (5) years	Three (3) years	1.95 years to three (3) years
Exercise prices	$0.08 and $0.09	$0.14	$0.07 to $0.16
Fair values of options on grant or valuation dates	$0.019 to $0.077	$0.10	$0.04 to $0.17

For the year ended January 31, 2026, share-based payments related to share purchase options totaled $46,460 (2025 - $301,860; 2024 - $444,023) and have been recorded in the Company’s consolidated statements of loss and comprehensive loss. $14,633 of share-based payment expense has yet to be recognized and will be recognized in future periods.

(d) Share Purchase Options of MedMelior

The following table summarizes the continuity of MedMelior’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2024 and 2023	1,100,000	0.10	0.91 / 1.91 / 2.91
Granted (Note 14)	2,200,000	0.10	1.50
Expired (Note 14)	(1,100,000)	(0.10)	–

Outstanding, January 31, 2025	2,200,000	0.10	0.73
Expired (Note 14)	(2,200,000)	(0.10)	–

Outstanding, January 31, 2026	–	–	–

At January 31, 2026, there were no share purchase options of MedMelior outstanding. The fair value of share-based payment expense was estimated on grant date during the year ended January 31, 2025 using the Black-Scholes option pricing model and the following assumptions:

January 31, 2025
Date of grant	April 25, 2024
Risk free interest rate	4.44%
Volatility	99%
Fair value of common shares on grant date	$0.86
Expected dividends	Nil%
Expected life	1.5 years
Exercise price	$0.10
Fair value of options on grant date	$0.77

For the year ended January 31, 2026, share-based payments related to share purchase options totaled $nil (2025 - $1,700,255; 2024 - $56,240) and have been recorded in the Company’s consolidated statements of loss and comprehensive loss. There is no share-based payment expense that has yet to be recognized in future periods.